Fees Summary	Oct. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 227,644,985.00
Previously Paid Amount	0.00
Total Fee Amount	34,852.45
Total Offset Amount	0.00
Net Fee	$ 34,852.45